Related Party Transactions (Details) - Schedule of Purchased Raw Materials - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Purchased Raw Materials [Line Items]
Purchases from related parties		$ 2,517,675	$ 3,386,224	$ 3,179,092
Lvduosen [Member]
Schedule of Purchased Raw Materials [Line Items]
Purchases from related parties	[1]	928,844	1,085,233	1,265,837
Xuanrui [Member]
Schedule of Purchased Raw Materials [Line Items]
Purchases from related parties	[2]	815,785	1,073,656	704,700
Dimaike [Member]
Schedule of Purchased Raw Materials [Line Items]
Purchases from related parties	[3]	$ 773,046	$ 1,227,335	$ 1,208,555

[1]	For the years ended December 31, 2023, 2022 and 2021, the Company purchased conveyor in the amount of $928,844, $1,085,233 and $1,265,837 from Lvduosen, respectively. The purchase from Lvduosen accounted for approximately 7%, 6% and 7% of the Company’s total purchase for the years ended December 31, 2023, 2022 and 2021, respectively.
[2]	For the years ended December 31, 2023, 2022 and 2021, the Company purchased production parts in the amount of $815,785, $1,073,656 and $704,700 from Xuanrui, respectively. The purchase from Xuanrui accounted for approximately 6%, 6% and 4% of the Company’s total purchase for the years ended December 31, 2023, 2022 and 2021, respectively.
[3]	For the years ended December 31, 2023, 2022 and 2021, the Company purchased hydraulic pump and related parts in the amount of $773,046, $1,227,335 and $1,208,555, respectively, from Dimaike to manufacture hydraulic-drive shredders. The purchase from Dimaike accounted for approximately 5%, 6% and 7% of the Company’s total purchase for the years ended December 31, 2023, 2022 and 2021, respectively.